Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Feb. 18, 2026	Jan. 31, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Forward stock split	1.8813-for-1
Common stock, shares authorized			200,000,000	25,000,000	25,000,000
Series A Convertible Preferred Stock
Subsequent Event [Line Items]
Temporary equity / Convertible preferred stock, issued		558,116
Shares issued, price per share		$ 6.2711
Convertible preferred stock, gross proceeds		$ 3.5
Subsequent Event
Subsequent Event [Line Items]
Forward stock split	1.8813-for-1
Common stock, shares authorized	25,000,000
Subsequent Event | Series A Convertible Preferred Stock
Subsequent Event [Line Items]
Temporary equity / Convertible preferred stock, issued		558,116
Shares issued, price per share		$ 6.2711
Convertible preferred stock, gross proceeds		$ 3.5